NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of persons and ownership percentages (Details 1)	Jun. 30, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Ownership percentage owned by Omagine Inc.	100.00%	100.00%
OMAGINE, INC.
Noncontrolling Interest [Line Items]
Ownership percentage owned by Omagine Inc.	60.00%	60.00%
RCA
Noncontrolling Interest [Line Items]
Ownership percentage owned by Omagine Inc.	25.00%	25.00%
CCC-Panama
Noncontrolling Interest [Line Items]
Ownership Percentage by Noncontrolling Owners	10.00%	10.00%
CCC-Oman
Noncontrolling Interest [Line Items]
Ownership Percentage by Noncontrolling Owners	5.00%	5.00%